GOODWILL AND OTHER INTANGIBLE ASSETS - Other Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Gross carrying amount	$ 178,552	$ 120,480
Accumulated amortization	(96,585)	(76,595)
Net carrying amount	81,967	43,885
Customer Relationships [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Gross carrying amount	167,093	117,682
Accumulated amortization	(93,085)	(73,870)
Net carrying amount	74,008	43,812
Trade Names and Other [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Gross carrying amount	11,459	2,798
Accumulated amortization	(3,500)	(2,725)
Net carrying amount	$ 7,959	$ 73